Risks (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Customer A [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Accounts payable	$ 428,466	$ 43,748
Concentration risks, percentage	93.00%	69.00%
Supplier A [Member]
Concentration Risk [Line Items]
Concentration risks, percentage		89.00%
Supplier A [Member] | Accounts payable [Member]
Concentration Risk [Line Items]
Accounts payable	$ 426,759	$ 362,284
Concentration risks, percentage	100.00%	100.00%	92.00%